LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 6,284	$ 13,254	$ 22,674
Additions	4,119	2,872	8,398
SEC Schedule III, Real Estate, Cost of Real Estate Sold	6,983	9,356	15,817
Valuation adjustments	(639)	(486)	(2,001)
Balance at end of year	2,781	6,284	13,254
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,732	1,850	5,187
SEC Schedule III, Real Estate, Cost of Real Estate Sold	5,409	6,993	12,722
Valuation adjustments	(439)	(345)	(1,617)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,387	1,022	3,211
SEC Schedule III, Real Estate, Cost of Real Estate Sold	1,574	2,363	3,095
Valuation adjustments	$ (200)	$ (141)	$ (384)